Related Party Transactions - Summary Of Accounts Receivable Related Party Debt Allowance For Credit Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance as of January 1	¥ 100,020
Adoption of ASC 326			¥ (9,053)
Amounts written off	(3,951)	$ (620)	(10,099)
Foreign Exchange effect	1,912	300	5,208
Total	92,695	14,545	100,020
Account Receivable Related Party [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance as of January 1	46,204	7,250	34,027
Adoption of ASC 326			12,056
Amounts charged to expenses	15,563	2,442	128
Amounts written off	(2,917)	(458)	0
Foreign Exchange effect	(64)	(10)	(7)
Total	¥ 58,786	$ 9,224	¥ 46,204